UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                                -------------------------------

            This Amendment (Check only one):    |_|  is a restatement
                                                |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Starwood Capital Group Management, L.L.C.
Address:    591 West Putnam Avenue
            Greenwich, CT 06830

Form 13F File Number:
                     ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ellis F. Rinaldi
Title:      Chief Compliance Officer, Executive Vice President and
            Co-General Counsel
Phone:      203-422-7773

Signature, Place and Date of Signing:

 /s/ Ellis F. Rinaldi                       Greenwich, CT     February 13, 2007
--------------------------------       ---------------------  -----------------
        [Signature]                          [City, State]         [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

28-________________                 Starwood Real Estate Securities, LLC
                                    ------------------------------------

                   STARWOOD CAPITAL GROUP MANAGEMENT, L.L.C.
                                   FORM 13F
                        Quarter Ended December 29, 2006



                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                              --------------------------------


Form 13F Information Table Entry Total:                         2
                                              --------------------------------


Form 13F Information Table Value Total:                      $15,541
                                              --------------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

               None

                   STARWOOD CAPITAL GROUP MANAGEMENT, L.L.C.
                                   FORM 13F
                        Quarter Ended December 29, 2006



----------------------------------------------------------------------------------------------------------------------------------
                           CLASS                 VALUE       SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER             TITLE    CUSIP        (X$1,000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE
--------------             -----    -----        ---------   -------   ---   ----   ----------   --------    ----    ------ -----
----------------------------------------------------------------------------------------------------------------------------------
RIVIERA HOLDINGS CORP      COM      769627100    $15,159     627,442   SH           SOLE                     627,442
----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC             COM      45031U101       $382       7,996   SH           SOLE                       7,996
----------------------------------------------------------------------------------------------------------------------------------